March 27, 2013

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Office of Mergers and Acquisitions

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549-0308

Attention: David L. Orlic, Special Counsel

RE:	CommonWealth REIT
Preliminary Proxy Statement on Schedule 14A
Filed March 18, 2013
File No. 001-09317

Dear Mr. Orlic:

In response to the request of the staff (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”) contained in your letter dated March 25, 2013, in connection with the above-captioned preliminary proxy statement of CommonWealth REIT (the “Company”), the Company hereby acknowledges that:

•                                          the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•                                          Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

United States Securities and Exchange Commission

March 27, 2013

•                                          the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions regarding the responses to the comments of the Staff, or require additional information, please contact our counsel, Margaret R. Cohen, Skadden, Arps, Slate, Meagher & Flom LLP, at (617) 573-4859.

Very truly yours,

/s/ Adam D. Portnoy
Adam D. Portnoy

cc:                              Margaret R. Cohen

Skadden, Arps, Slate, Meagher & Flom LLP